Transactions and Balances with Related Parties - Schedule of Debts and Loans to Related and Interested Parties (Details) - Ellomay Luzon Energy [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Schedule of Debts and Loans to Related and Interested Parties [Line Items]
The terms of the loan Interest rate	8.10%
Debts and loans to related and interested parties
Interest income recognized in statement of income		€ 267